PRINCIPAL ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	May 31, 2023 CNY (¥)
Foreign currency translation
Cash, cash equivalents, and restricted cash		¥ 18,751,000		¥ 22,768,000
Current expected credit losses
Expected credit loss provision		261,979	$ 37,463	138,806	¥ 182,779
Short-term and long-term advances to suppliers
Provision for advance to suppliers		0		0	0
Provision for loss on long-term contracts		0		0	0
Interest Capitalization
Interest expenses		1,389,014		1,203,871	1,242,793
Interest and other income		¥ 504,000		415,000	554,000
Revenue recognition
Period of customers to make full payment		90 days	90 days
Period of customers to make payment after delivery		180 days	180 days
Retain percentage, minimum		5.00%	5.00%
Retain percentage, maximum		10.00%	10.00%
Retainage		¥ 1,000		16,000	16,000
Capitalized contract cost		¥ 0		0	0
Practical expedients and exemption		true	true
Segment report
Number of operating segments | segment		1	1
Number of reportable segments | segment		1	1
Warranty cost
Product defect, minimum warranty		5 years	5 years
Product defect, maximum warranty		10 years	10 years
Product decline, minimum warranty		10 years	10 years
Product decline, maximum warranty		25 years	25 years
Product decline, minimum percentage		10.00%	10.00%
Product decline, maximum percentage		20.00%	20.00%
Product failure rate over warranty period		1.00%	1.00%
Past years matching actual claims with expected estimates		2 years	2 years
Warranty liability		¥ 1,141,000		989,000	387,000
Warranty cost expenses		802,000		1,246,000	1,349,000
Utilization of the warranty accruals		199,000		277,000	222,000
Income Taxes
Uncertain tax positions		0		0
Government grants
Subsidy income		1,562,000		2,449,000	1,175,000
Government grants related to assets		959,000		1,553,000	2,827,000
Adjustments to additional paid in capital		¥ 217,000		¥ 738,000	43,000
Convenience translation
Exchange rate		6.9931
Electricity
Warranty cost
Product failure rate over warranty period		1.50%	1.50%	3.00%
Shipping and Handling
Shipping and handling
Cost of electricity sales		¥ 2,840,000		¥ 4,425,000	4,226,000
ESS products
Warranty cost
Utilization of the warranty accruals		3,224		1,565	0
Project replacement cost		1,411		19,165	23,186
Warranty obligations
Warranty cost
Warranty liability		8,000
Construction projects of continuing operation
Interest Capitalization
Capitalized interest expenses		¥ 29,000		61,000	72,000
Minimum
Revenue recognition
Percentage of domestic customers to make full payment		90.00%	90.00%
Retainage period		1 year	1 year
Percentage of revenue recognized	90.00%
Maximum
Revenue recognition
Percentage of domestic customers to make full payment		95.00%	95.00%
Retainage period		2 years	2 years
Percentage of revenue recognized	95.00%
Land use rights
Land use rights and Intangible assets
Land use rights period one		50 years	50 years
Land use rights period two		70 years	70 years
Land use rights period three		99 years	99 years
Purchased software and trademark registration fees
Land use rights and Intangible assets
Intangible asset, useful life, minimum		5 years	5 years
Intangible asset, useful life, maximum		10 years	10 years
Discontinued operations, held-for-sale | Target
Assets and liabilities held for sale
Consideration agreed					4,300,000
Total					1,814,000
Held-for-sale liabilities					¥ 1,117,000
Held-for sale assets and liabilities | Target
Assets and liabilities held for sale
Percentage of ownership interest agreed to sell					100.00%
Consideration agreed				1,106,000	¥ 4,300,000
Held-for sale assets and liabilities | Land use right and buildings located in Yuhuan, Zhejiang
Assets and liabilities held for sale
Consideration agreed						¥ 236,000
Total					189,000
Held-for sale assets and liabilities | Disposal of machinery and equipment located in YiWu, Zhejiang province and ChuZhou, Anhui province
Assets and liabilities held for sale
Consideration agreed				57,000
Total				57,000
Held-for sale assets and liabilities | Equipment Primarily Located in Sichuan, Chuxiong, Shangrao, Anhui Plants
Assets and liabilities held for sale
Consideration agreed		¥ 1,163,000
Impairment amount		781,000
Third parties
Current expected credit losses
Expected credit loss provision, current		1,105,885		829,410	685,000
ASU No. 2016-13
Current expected credit losses
Expected credit loss provision		293,000		139,000	183,000
Expected credit loss provision, current		1,182,000		919,000	779,000
Expected credit loss provision, non-current assets		400		1,000	2,000
ASC 606
Revenue recognition
Retainage		¥ 15,000		¥ 0	¥ 7,000
ASC 606 | Adjustment
Revenue recognition
Retained earnings | $	$ 0